Loan Principal and Financing Service Fee Receivables	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Loan Principal and Financing Service Fee Receivables
4.
Loan principal and financing service fee receivables
4.1 Loan principal and financing service fee receivables consists of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Short-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables	8,987,655,812	9,423,515,633	1,353,603,326
Less: allowance for loan principal and financing service fee receivables	(569,834,399)	(1,528,818,175)	(219,600,990)

Short-term loan principal and financing service fee receivables, net	8,417,821,413	7,894,697,458	1,134,002,336

Long-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables	681,153,632	458,311	65,832
Less: allowance for loan principal and financing service fee receivables	(15,500,802)	(34,726)	(4,988)

Long-term loan principal and financing service fee receivables, net	665,652,830	423,585	60,844

As of December 31, 2018 and 2019, loans amounting to RMB 1,511,540,000 and RMB 10,827,000 (US$ 1,555,201
),
 respectively, were transferred to certain Funding Partners, but were not derecognized upon transfer, as the loan principal and financing service fee receivables are not legally isolated in accordance with ASC 860,
Transfers and Servicing
.
4.2 The following table presents nonaccrual loan principal as of December 31, 2018 and 2019, respectively.

	As of December 31,
	2018	2019
	RMB	RMB	US$
Nonaccrual loan principal	298,090,833	629,975,114	90,490,263
Less: allowance for nonaccrual loan principal	(249,337,315)	(542,342,960)	(77,902,692)

Nonaccrual loan principal, net	48,753,518	87,632,154	12,587,571

4
.3 The following table presents the aging of past-due loan principal and financing service fee receivables as of December 31, 2018:

	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Domestic consumer loans (uncollateralized)
– Loan principal	153,188,330	108,534,529	104,483,171	103,666,846	99,037,153	95,386,834	664,296,863	8,882,336,723	9,546,633,586
– Financing service fee receivables	4,328,154	5,544,754	7,107,525	—	—	—	16,980,433	105,195,425	122,175,858

	157,516,484	114,079,283	111,590,696	103,666,846	99,037,153	95,386,834	681,277,296	8,987,532,148	9,668,809,444

The following table presents the aging of
past-due
loan principal and financing service fee receivables as of December 31, 2019:

	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	Total past due	Current	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Domestic consumer loans (uncollateralized)
– Loan principal	314,329,532	212,627,071	185,994,374	187,743,328	224,256,822	217,974,964	1,342,926,091	7,927,745,442	9,270,671,533	1,331,648,644
– Financing service fee receivables	6,233,044	8,117,518	10,668,868	—	—	—	25,019,430	128,282,981	153,302,411	22,020,514

	320,562,576	220,744,589	196,663,242	187,743,328	224,256,822	217,974,964	1,367,945,521	8,056,028,423	9,423,973,944	1,353,669,158

As of December 31, 2018 and 2019, all loans which are past due 90 days or more are nonaccrual.
4
.4 Movement of allowance for loan principal and financing service fee receivables is as follows:

	As of December 31,
	2018			2019
	Loan principal	Financing service fee receivables	Total	Loan principal	Financing service fee receivables	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Balance at the beginning of the year	506,296,690	12,957,316	519,254,006	568,224,324	17,110,877	585,335,201	84,078,141
Additions/ ( r everse )	1,139,260,526	4,153,561	1,143,414,087	2,149,665,886	9,570,033	2,159,235,919	310,154,833
Charge-offs	(1,077,332,892)	—	(1,077,332,892)	(1,215,718,219)	—	(1,215,718,219)	(174,626,996)

Balance at the end of the year	568,224,324	17,110,877	585,335,201	1,502,171,991	26,680,910	1,528,852,901	219,605,978

Evaluated for impairment on a portfolio basis	568,224,324	17,110,877	585,335,201	1,502,171,991	26,680,910	1,528,852,901	219,605,978